Note 9 - Rehabilitation Provisions - Rehabilitation Provisions Assumptions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Nov. 30, 2024	Nov. 30, 2023
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member]
Statement Line Items [Line Items]
Assumption	386,000	386,000
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	591,000	490,000
Life expectancy [member]
Statement Line Items [Line Items]
Assumption	9	10
Life expectancy [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	6	2
Inflation rate [member]
Statement Line Items [Line Items]
Assumption	2	2
Inflation rate [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2.46	2.37
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Assumption	4.18	4.37
Discount rate, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2.93	4.2